Goldman Sachs US Tax-Managed Equity Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	13.91%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.39%	13.15%	12.34%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.25%	12.93%	12.13%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.21%	10.51%	10.09%